Note 22 - Earnings Per Share (Details) - Summary of Earnings Per Share - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Net Income Available to Common Stockholders (in Dollars)	$ 5,997,687	$ 4,843,021	$ 3,120,284
Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Stock Warrants	19,203	0	0
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,458,461	8,439,258	8,439,258
Earnings Per Share - Basic (in Dollars per share)	$ 0.71	$ 0.57	$ 0.37
Earnings Per Share - Diluted (in Dollars per share)	$ 0.71	$ 0.57	$ 0.37
Restricted Stock [Member]
Dilutive Effect of Potential Common Stock
Restricted Stock	0	0	0